Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2020	$ 580	$ 5,251,205	$ 579,922	$ 5,072,672	$ (388,102)	$ 10,516,277	$ 506,732	$ 11,023,009
Balance, shares at Sep. 30, 2020	5,800,000
Issuance of ordinary shares in initial public offerings, net	$ 253	9,822,097				9,822,350		9,822,350
Issuance of ordinary shares in initial public offerings, net, shares	2,530,000
Share-based compensation		422,221				422,221		422,221
Amortization of stock options		44,910				44,910		44,910
Appropriation to statutory reserve			470,799	(470,799)
Net income (loss)				4,590,803		4,590,803	18,650	4,609,453
Foreign currency translation adjustment					610,323	610,323	2,483	612,806
Balance at Sep. 30, 2021	$ 833	15,540,433	1,050,721	9,192,676	222,221	26,006,884	527,865	26,534,749
Balance, shares at Sep. 30, 2021	8,330,000
Share-based compensation		170,883				170,883		170,883
Appropriation to statutory reserve			753,395	(753,395)
Net income (loss)				6,237,488		6,237,488	4,936	6,242,424
Foreign currency translation adjustment					(2,853,392)	(2,853,392)	(2,309)	(2,855,701)
Non-cash exercise of warrants	$ 6	(6)
Non cash exercise of warrants, shares	52,226
Exercise of stock options	$ 1	140				141		$ 141
Exercise of stock options, shares	14,000							14,000
Balance at Sep. 30, 2022	$ 840	15,711,450	1,804,116	14,676,769	(2,631,171)	29,562,004	530,492	$ 30,092,496
Balance, shares at Sep. 30, 2022	8,396,226
Share-based compensation		131,092				131,092		131,092
Appropriation to statutory reserve			568,755	(568,755)
Net income (loss)				4,595,982		4,595,982	(43,300)	4,552,682
Foreign currency translation adjustment					(1,050,274)	(1,050,274)	9,989	(1,040,285)
Exercise of stock options	$ 2	(2)
Exercise of stock options, shares	22,436							22,436
Issuance of ordinary shares in a private placement, net	$ 275	2,027,269				2,027,544		$ 2,027,574
Issuance of ordinary shares in a private placement, shares	2,750,000
Issuance of ordinary shares for services	$ 57	218,247				218,304		218,304
Issuance of ordinary shares for services, shares	570,000
Balance at Sep. 30, 2023	$ 1,174	$ 18,088,056	$ 2,372,871	$ 18,703,996	$ (3,681,445)	$ 35,484,652	$ 497,181	$ 35,981,833
Balance, shares at Sep. 30, 2023	11,738,662